Income Taxes (Details) - Schedule of Provisions for Income Tax - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provisions For Income Tax [Abstract]
Provisions for current income tax	$ 4,713,543	$ 5,278,462	$ 4,688,321
Provisions for deferred income tax
Total	$ 4,713,543	$ 5,278,462	$ 4,688,321